SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 16 — SEGMENT REPORTING

The Company accounts for its segment information in accordance with the provisions of ASC 280-10, “Segment Reporting.” ASC 280-10 establishes annual and interim reporting standards for operating segments of a company. ASC 280-10 requires disclosures of selected segment-related financial information about products, major customers, and geographic areas based on the Company’s internal accounting methods.

Operating segments are based upon our internal organization structure, the manner in which our operations are managed and the availability of separate financial information. Following the purchase of Micronet in September 2012 we have two operating segments: defense and aerospace segment conducted by Enertec and mobile resource management conducted by Micronet. Prior to the third quarter of fiscal 2012, we had only one segment conducted by Enertec systems.

Summarized financial information by segment for the year ended December 31, 2012, based on the Company’s internal financial reporting system utilized by the Company’s chief operating decision makers, follows:

	Defense and aerospace	Mobile resource management		Consolidated
Revenues from external customers	$10,447	$7,341		$17,788
Segment operating income (loss)	176	1,561	(1)	1,737
Not allocated costs				340
Consolidated profit from operations				$1,397

(1)	Excludes $1,171 of amortization of inventory fair value $551 of intangible assets amortization, and $4,623 gain on bargain purchase derived from Micronet acquisition.

Revenue from the Company’s major customers representing 10% or more of total revenue for the years ended December 31, 2012 and 2011 were as follows:

	Year ended December 31,
	2012	2011
Customer A	47%	65%
Customer B	7%	26%
Customer C	30%	—

Revenue from customers in the geographic regions based on the location of customers’ headquarters is as follows:

	Year ended December 31,
	2012	2011
USA	$6,275	$—
Israel	10,520	10,146
Other	993	—
Total	$17,788	$10,146

As of December 31, 2012 and 2011 all of the Company’s long lived assets were located in Israel.